Employees - Summary of Movements in Liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	€ 2,993	€ 287
Gross service cost	(186)	(228)
Special termination benefits	11	15	€ 37
Past service costs including losses/(gains) on curtailments	0	18
Actuarial gains/(losses) arising from changes in demographic assumptions	(24)	(4)
Actuarial gains/(losses) arising from changes in financial assumptions	6,914	342
Actuarial gain/(loss) arising from experience adjustments	(760)	126
Benefit payments	0	0
Other	13	1
Currency retranslation	(63)	127
Net defined benefit liability (asset)	2,569	2,993	287
Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	(23,650)	(23,719)
Gross service cost	(186)	(228)
Special termination benefits	(11)	(15)
Past service costs including losses/(gains) on curtailments	0	18
Settlements	1	1
Interest income	(452)	(354)
Actuarial gains/(losses) arising from changes in demographic assumptions	(24)	(4)
Actuarial gains/(losses) arising from changes in financial assumptions	6,914	342
Actuarial gain/(loss) arising from experience adjustments	(760)	126
Benefit payments	1,184	1,135
Other	15	48
Currency retranslation	405	(1,000)
Net defined benefit liability (asset)	(16,564)	(23,650)	(23,719)
UK
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	2,879	1,351
Gross service cost	(86)	(127)
Special termination benefits	0	0
Past service costs including losses/(gains) on curtailments	0	(1)
Actuarial gains/(losses) arising from changes in demographic assumptions	1	(2)
Actuarial gains/(losses) arising from changes in financial assumptions	4,196	225
Actuarial gain/(loss) arising from experience adjustments	(276)	95
Benefit payments	0	0
Other	0	0
Currency retranslation	(99)	126
Net defined benefit liability (asset)	1,866	2,879	1,351
UK | Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	(11,453)	(11,148)
Gross service cost	(86)	(127)
Special termination benefits	0	0
Past service costs including losses/(gains) on curtailments	0	(1)
Settlements	0	0
Interest income	(210)	(161)
Actuarial gains/(losses) arising from changes in demographic assumptions	1	(2)
Actuarial gains/(losses) arising from changes in financial assumptions	4,196	225
Actuarial gain/(loss) arising from experience adjustments	(276)	95
Benefit payments	511	501
Other	0	0
Currency retranslation	479	(835)
Net defined benefit liability (asset)	(6,838)	(11,453)	(11,148)
The Netherlands
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	1,162	527
Gross service cost	(4)	(4)
Special termination benefits	0	0
Past service costs including losses/(gains) on curtailments	0	0
Actuarial gains/(losses) arising from changes in demographic assumptions	(50)	(6)
Actuarial gains/(losses) arising from changes in financial assumptions	1,527	(23)
Actuarial gain/(loss) arising from experience adjustments	(377)	32
Benefit payments	0	0
Other	(1)	0
Currency retranslation	0	0
Net defined benefit liability (asset)	1,609	1,162	527
The Netherlands | Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	(4,937)	(5,060)
Gross service cost	(4)	(4)
Special termination benefits	0	0
Past service costs including losses/(gains) on curtailments	0	0
Settlements	0	0
Interest income	(54)	(35)
Actuarial gains/(losses) arising from changes in demographic assumptions	(50)	(6)
Actuarial gains/(losses) arising from changes in financial assumptions	1,527	(23)
Actuarial gain/(loss) arising from experience adjustments	(377)	32
Benefit payments	161	159
Other	0	0
Currency retranslation	0	0
Net defined benefit liability (asset)	(3,734)	(4,937)	(5,060)
Rest of world
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	(1,048)	(1,591)
Gross service cost	(96)	(97)
Special termination benefits	11	15
Past service costs including losses/(gains) on curtailments	0	19
Actuarial gains/(losses) arising from changes in demographic assumptions	25	4
Actuarial gains/(losses) arising from changes in financial assumptions	1,191	140
Actuarial gain/(loss) arising from experience adjustments	(107)	(1)
Benefit payments	0	0
Other	14	1
Currency retranslation	36	1
Net defined benefit liability (asset)	(906)	(1,048)	(1,591)
Rest of world | Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	(7,260)	(7,511)
Gross service cost	(96)	(97)
Special termination benefits	(11)	(15)
Past service costs including losses/(gains) on curtailments	0	19
Settlements	1	1
Interest income	(188)	(158)
Actuarial gains/(losses) arising from changes in demographic assumptions	25	4
Actuarial gains/(losses) arising from changes in financial assumptions	1,191	140
Actuarial gain/(loss) arising from experience adjustments	(107)	(1)
Benefit payments	512	475
Other	15	48
Currency retranslation	(74)	(165)
Net defined benefit liability (asset)	€ (5,992)	€ (7,260)	€ (7,511)